Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Warrants [Abstract]
Schedule of fair value of the outstanding warrants
	As of December 31,		As of April 28,
Stock options	2017	2016	2016
Market price per share (USD/share)	$1.73	$1.50	$1.89
Exercise price (USD/share)	2.20	2.20	2.20
Risk free rate	2.36%	2.40%	1.84%
Dividend yield	0%	0%	0%
Expected term/Contractual life (years)	8.3	9.3	10.0
Expected volatility	241.20%	232.20%	224.19%

Schedule of reconciliation of the beginning and ending balances of warrants liability
	December 31,
	2017	2016	2015
Beginning balance	$1,499,362	$162,736	$553,060
Warrants issued to HLI	-	1,889,269	-
Warrants redeemed	-	(25,026)	-
Fair value change of the issued warrants included in earnings	229,749	(527,617)	(390,324)
Ending balance	$1,729,111	$1,499,362	$162,736

Schedule of of the warrants activity
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2016	551,380	$9.86	1.49
Granted	1,000,000	2.20
Forfeited	-
Exercised	-
Redeemed	(551,380)	9.86
Outstanding as of December 31, 2016	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2017	1,000,000	$2.20